OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	OTHER LONG TERM ASSETS

(in thousands of $)	2019	2018
Deferred tax asset	—	119
Prepaid charter hire (straight-lining of lease expense)	—	12,588
Capitalized project costs	8,267	4,932
Other long term assets	8,267	17,639

The prepaid charter hire (straight-lining of lease expense) under other long-term assets related to the eight vessels that were sold in 2015 and leased back from SFL. Under ASC 840 we straight lined the total charter hire expense over the lease term of 13 years. As a result of the adoption of ASC 842 on January 1, 2019, the prepaid charter hire balance was reclassified to the right-of-use assets for these corresponding operating leases. Refer also to Notes 10 Operating Leases and 27 Related Party Transactions for additional information for these leases.

In 2019 and 2018, we capitalized costs of $8.3 million and $4.9 million in relation to installation costs for scrubber and ballast water treatment systems in progress, respectively.